Intangible Assets - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets other than goodwill [member] | Pre Tax Discount Rate Measurement Input [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Intangible Assets With Indefinite Useful Lives [Line Items]
Discount rate used in current estimate of value in use	20.00%	20.00%	21.00%
Intangible assets other than goodwill [member] | Long-term growth rate [member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Intangible Assets With Indefinite Useful Lives [Line Items]
Discount rate used in current estimate of value in use	2.00%	2.00%	2.00%
Trademarks and licenses [member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Intangible Assets With Indefinite Useful Lives [Line Items]
impairment losses, intangible assets	¥ 0	¥ 0	¥ 0
Puhui Trademark [member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Intangible Assets With Indefinite Useful Lives [Line Items]
Trademark rights	¥ 800,700,000